Label	Element	Value
Horizon Kinetics Inflation Beneficiaries ETF | Landbridge Co. LLC [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	7.80%
Horizon Kinetics Inflation Beneficiaries ETF | Viper Energy, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.80%
Horizon Kinetics Inflation Beneficiaries ETF | Texas Pacific Land Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.10%
Horizon Kinetics Inflation Beneficiaries ETF | Wheaton Precious Metals Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.50%
Horizon Kinetics Inflation Beneficiaries ETF | PrairieSky Royalty Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.50%
Horizon Kinetics Inflation Beneficiaries ETF | Intercontinental Exchange, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.40%
Horizon Kinetics Inflation Beneficiaries ETF | Franco-Nevada Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.40%
Horizon Kinetics Inflation Beneficiaries ETF | Cheniere Energy, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.40%
Horizon Kinetics Inflation Beneficiaries ETF | Deutsche Boerse AG [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.10%
Horizon Kinetics Inflation Beneficiaries ETF | CACI International, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.80%
Horizon Kinetics Inflation Beneficiaries ETF | Common Stocks [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	94.50%
Horizon Kinetics Inflation Beneficiaries ETF | Cash & others [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.50%